Risk Management - Foreign currency risk exposure of financial instruments in foreign currency (Details) € in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 EUR (€)
Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		₩ 69,307,030					₩ 68,273,885
Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		14,310,484					14,031,640
Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		2,065,336					2,131,548
Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		45,466,998					44,794,187
Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		5,493,352					5,644,738
Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,970,860					1,671,772
Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		76,302,863					71,178,781
Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		1,065,372					1,491,166
Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		46,193,459					46,261,313
Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		15,940,416					12,106,876
Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		6,480,546					5,891,621
Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		6,623,070					5,427,805
Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		12,339,713					10,956,500
USD | Foreign currency | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	$ 38,246					$ 38,255
USD | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	8,540					9,041
USD | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	884					970
USD | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	24,463					24,361
USD | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	3,136					3,307
USD | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	1,223					576
USD | Foreign currency | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	41,910					39,092
USD | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	350					415
USD | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	23,962					24,569
USD | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	9,339					6,894
USD | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	4,811					4,174
USD | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	3,448					3,040
USD | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | $	$ 7,748					$ 6,698
USD | Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		49,315,295					48,479,889
USD | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		11,011,576					11,457,194
USD | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,140,110					1,229,059
USD | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		31,542,764					30,872,442
USD | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		4,044,155					4,191,383
USD | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,576,690					729,811
USD | Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		54,037,955					49,541,164
USD | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		451,700					526,553
USD | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		30,896,247					31,135,881
USD | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		12,041,139					8,737,229
USD | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		6,202,675					5,289,246
USD | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		4,446,194					3,852,255
USD | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		9,990,349					8,488,374
JPY | Foreign currency | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			¥ 296,303					¥ 206,538
JPY | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			108,421					64,824
JPY | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			49,640					25,416
JPY | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			138,242					116,298
JPY | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			0					0
JPY | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			0					0
JPY | Foreign currency | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			400,901					307,076
JPY | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			23,806					26,766
JPY | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			279,377					227,260
JPY | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			70,741					44,365
JPY | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			0					0
JPY | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			26,977					8,685
JPY | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | ¥			¥ 30,143					¥ 34,512
JPY | Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		2,704,240					1,968,677
JPY | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		989,519					617,888
JPY | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		453,047					242,260
JPY | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,261,674					1,108,529
JPY | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		0					0
JPY | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		0					0
JPY | Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		3,658,852					2,926,983
JPY | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		217,266					255,128
JPY | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		2,549,759					2,166,196
JPY | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		645,621					422,876
JPY | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
JPY | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		246,206					82,783
JPY | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		275,101					328,964
CNY | Foreign currency | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				¥ 36,413					¥ 33,718
CNY | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				1,377					1,542
CNY | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				0					0
CNY | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				30,536					24,637
CNY | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				3,882					3,999
CNY | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				618					3,540
CNY | Foreign currency | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				32,572					33,443
CNY | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				0					0
CNY | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				23,162					28,125
CNY | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				1,658					1,023
CNY | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				0					0
CNY | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				7,752					4,295
CNY | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | ¥				¥ 2,043					¥ 1,141
CNY | Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		6,584,817					6,117,563
CNY | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		248,965					279,779
CNY | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		0					0
CNY | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		5,522,075					4,470,059
CNY | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		701,938					725,511
CNY | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		111,839					642,214
CNY | Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		5,890,394					6,067,771
CNY | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
CNY | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		4,188,690					5,102,886
CNY | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		299,748					185,652
CNY | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
CNY | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		1,401,956					779,233
CNY | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		369,483					207,012
EUR | Foreign currency | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					€ 2,786					€ 3,423
EUR | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					641					484
EUR | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					280					358
EUR | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					1,791					2,510
EUR | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					6					2
EUR | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					68					69
EUR | Foreign currency | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					2,850					3,436
EUR | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					209					322
EUR | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					2,122					2,108
EUR | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					225					431
EUR | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					195					195
EUR | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					99					380
EUR | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | €					€ 796					€ 787
EUR | Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		3,975,627					4,625,020
EUR | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		914,960					653,870
EUR | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		399,828					484,172
EUR | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		2,554,897					3,391,155
EUR | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		8,549					2,573
EUR | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		97,393					93,250
EUR | Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		4,065,846					4,640,959
EUR | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		297,521					434,590
EUR | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		3,027,521					2,847,863
EUR | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		321,529					582,034
EUR | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		277,871					263,187
EUR | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		141,404					513,285
EUR | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		1,135,845					1,063,680
Others | Won equivalent | Total
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		6,727,051					7,082,736
Others | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,145,464					1,022,909
Others | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		72,351					176,057
Others | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		4,585,588					4,952,002
Others | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		738,710					725,271
Others | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		184,938					206,497
Others | Won equivalent | Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		8,649,816					8,001,904
Others | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		98,885					274,895
Others | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		5,531,242					5,008,487
Others | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		2,632,379					2,179,085
Others | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					339,188
Others | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		387,310					200,249
Others | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		₩ 568,935					₩ 868,470